Hartford Life Insurance Company Separate Account Two:

The BB&T Director Series III/IIIR	333-101923
AmSouth Variable Annuity Series III/IIIR	333-101923
The Director Select Series III/IIIR	333-101923
The Director Choice Series III/IIIR	333-101923
The Huntington Director Series II/IIR	333-101923
Fifth Third Director Series II/IIR	333-101923
Wells Fargo Director Series II/IIR	333-101923
Director Epic Series I/IR	333-105252
Director Access Series II/IIR	333-101934
Director Choice Access Series II/IIR	333-101934
The Director Edge Series II/IIR	333-101938
The Director Plus Series II/IIR	333-101944
AmSouth Variable Annuity Plus Series II/IIR	333-101944
The Director Select Plus Series II/IIR	333-101944
Director Epic Plus Series I/IR	333-105253
The Director Outlook Series II/IIR	333-101950
BB&T Director Outlook Series II/IIR	333-101950
AmSouth Variable Annuity Outlook Series II/IIR	333-101950
Director Select Outlook Series II/IIR	333-101950
Huntington Director Outlook Series II/IIR	333-101950
Classic Director Outlook Series II/IIR	333-101950
Wells Fargo Director Outlook Series II/IIR	333-101950
Director Epic Outlook Series I/IR	333-105266
AmSouth Variable Annuity Series II/IIR	333-69485
The Director Choice Series II/IIR	333-69485
The Huntington Director Series I/IR	333-69485
The Director Solution Series I/IR	333-69485
Director Preferred Series I/IR	333-69485
Director Elite Series I/IR	333-69485
The Wachovia Director Series I/IR	333-69485
Fifth Third Director Series I/IR	333-69485
Director Classic Series I/IR	333-69485
Director Access Series I/IR	333-45301
Director Choice Access Series I/IR	333-45301
The Director Edge Series I/IR	333-66343
The Director Plus Series I/IR	333-91925
AmSouth Variable Annuity Plus Series I/IR	333-91925
The Director Select Plus Series I/IR	333-91925
Director Preferred Plus Series I/IR	333-91925
Director Elite Plus Series I/IR	333-91925
The Director Solution Plus Series I/IR	333-91925
Director Outlook Series I/IR	333-39612
BB&T Director Outlook Series I/IR	333-39612
AmSouth Variable Annuity Outlook Series I/IR	333-39612
Director Select Outlook Series I/IR	333-39612
Huntington Director Outlook Series I/IR	333-39612
Director Elite Outlook Series I/IR	333-39612
The Director Solution Outlook Series I/IR	333-39612
Classic Director Outlook Series I/IR	333-39612
The BB&T Director Series I	033-73570
AmSouth Variable Annuity Series I	033-73570
The Director Select Series I	033-73570
The Director Choice Series I	033-73570
The Director Series I	033-19945

Hartford Life Insurance Company Separate Account Seven:

Director Focus Series I/IR	333-69475

Hartford Life and Annuity Insurance Company Separate Account One:

Director Preferred Series II/IIR	333-101924
Wells Fargo Director Series II/IIR	333-101924
Director Epic Series I/IR	333-105259
Director Access Series II/IIR	333-101935
The Director Edge Series II/IIR	333-101939
Director Preferred Plus Series II/IIR	333-101945
Director Epic Plus Series I/IR	333-105255
Director Select Outlook Series II/IIR	333-101951
Director Preferred Outlook Series II/IIR	333-101951
Wells Fargo Director Outlook Series II/IIR	333-101951
Director Epic Outlook Series I/IR	333-105267
The Director Select Series II/IIR	333-69487
The Director Solution Series I/IR	333-69487
Director Preferred Series I/IR	333-69487
Director Elite Series I/IR	333-69487
Wells Fargo Director Series I/IR	333-69487
The Director Select Plus Series I/IR	333-91933
Director Preferred Plus Series I/IR	333-91933
The Director Solution Plus Series I/IR	333-91933
Director Select Outlook Series I/IR	333-39620
Director Preferred Outlook Series I/IR	333-39620
Director Elite Outlook Series I/IR	333-39620
Wells Fargo Director Outlook Series I/IR	333-39620
The Director Solution Outlook Series I/IR	333-39620
The Director Select Series I	033-73568

Product Information Notice Dated June 16, 2008

Product Information Notice Dated June 16, 2008

Reorganization

Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund and Hartford Global Technology HLS Fund into the Hartford Global Equity HLS Fund

On or about August 12, 2008, shareholders will vote on the proposed reorganizations of Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund and Hartford Global Technology HLS Fund (collectively, “Acquired Fund(s)”) into the Hartford Global Equity HLS Fund. If the proposed reorganizations are approved, all assets of the Acquired Funds will be transferred into the Hartford Global Equity HLS Fund. Shareholders of the Acquired Funds will receive shares of Hartford Global Equity HLS Fund. If approved by the shareholders, the reorganizations are scheduled to take place at the close of business on or about August 22, 2008.

As a result, if any of your Contract Value is currently invested in the Acquired Fund Sub-Accounts, that Contract Value will be merged into the Hartford Global Equity HLS Fund Sub-Account. Effective as of the close of business on or about August 22, 2008, any transaction that includes an allocation to the Acquired Fund Sub-Accounts will automatically be allocated to the Hartford Global Equity HLS Fund Sub-Account. Effective as of the close of business on or about August 22, 2008, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Acquired Fund Sub-Accounts, your enrollment will automatically be updated to reflect the Hartford Global Equity HLS Fund Sub-Account.

In the event that the proposed reorganizations are approved, effective as of the close of business on or about August 22, 2008, all references and information contained in the prospectus for your Contract related to the Acquired Funds are deleted.

Reorganization

Hartford Mortgage Securities HLS Fund into the Hartford U.S. Government Securities HLS Fund

On or about September 3, 2008, shareholders will vote on the proposed reorganization of Hartford Mortgage Securities HLS Fund into the Hartford U.S. Government Securities HLS Fund. If the proposed reorganization is approved, all assets of the Hartford Mortgage Securities HLS Fund will be transferred into the Hartford U.S. Government Securities HLS Fund. Shareholders of the Hartford Mortgage Securities HLS Fund will receive shares of Hartford U.S. Government Securities HLS Fund. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about September 26, 2008.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Hartford Mortgage Securities HLS Fund Sub-Account, including program trades, on or after the close of business on September 25, 2008. As a result of the reorganization, if any of your Contract Value is currently invested in the Hartford Mortgage Securities HLS Fund Sub-Accounts, that Contract Value will be merged into the Hartford U.S. Government Securities HLS Fund Sub-Account. If any portion of your future premium payments is allocated to the Hartford Mortgage Securities HLS Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about September 26, 2008, any transaction that includes an allocation to the Hartford Mortgage Securities HLS Fund Sub-Account will automatically be allocated to the Hartford U.S. Government Securities HLS Fund Sub-Account. Effective as of the close of business on or about September 26, 2008, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Hartford Mortgage Securities HLS Fund Sub-Account, your enrollment will automatically be updated to reflect the Hartford U.S. Government Securities HLS Fund Sub-Account.

In the event that the proposed reorganization is approved, effective as of the close of business on or about September 26, 2008, all references and information contained in the prospectus for your Contract related to the Hartford Mortgage Securities HLS Fund are deleted.

HV-6701